Liquidity And Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Liquidity And Management Plans [Line Items]
Liquidity and management's plans
Note 3—Liquidity and management’s plans
The Company has been engaged in research and development activities related to ImmuneFx, the Company’s patented product, which will require additional investment until revenue-generating activities can begin.
The Company has historically incurred negative cash flows from operations. For the three months ended March 31, 2024, the Company incurred $3.8 million of negative cash flows from operations. The Company has approximately $4.5 million of cash and cash equivalents on hand at March 31, 2024. It is expected that this, along with the convertible notes proceeds of $23,665,000 raised after March 31, 2024 will be to fund future operations, including the expanded clinical trials, to the end of 2025.
The Company expects to raise cash through the sale of common or preferred shares, issuance of convertible notes, obtaining grants, or commercial partnerships. However, there can be no assurance that any fundraising will be achieved or on commercially reasonable terms, if at all. As such, there is substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from date that the financial statements were available to be issued.

Note 3—Liquidity and management’s plans
The Company has been engaged in research and development activities related to ImmuneFx, the Company’s patented product, which will require additional investment until revenue-generating activities can begin.

The Company has historically incurred negative cash flows from operations. For the year ended December 31, 2023, the Company incurred $12.0 million of negative cash flows from operations. The Company has approximately $3.7 million of cash and cash equivalents on hand at December 31, 2023. It is expected that this along with the convertible notes proceeds of $4,903,000 raised through March 31, 2024 will be sufficient to fund future operations, including the expanded clinical trials into late 2024.
The Company expects to raise cash through the issuance of convertible notes, sale of common or preferred shares, obtaining grants, or commercial partnerships. However, there can be no assurance that any fundraising will be achieved or on commercially reasonable terms, if at all. As such, there is substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from date that the financial statements were available to be issued.